Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000102816
Eaton Vance Atlanta Capital Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”).  The Fund normally invests in the common stocks of approximately 25 to 40 companies.  The Fund may invest in companies across a broad capitalization range, including smaller companies, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets.  The Fund may invest in pooled investment vehicles (including exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940).  The Fund may also invest in publicly traded real estate investment trusts and may lend its securities.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share.  Financial quality is measured by a company's demonstrated ability to consistently grow earnings.  Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions.  The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition.  Investments are determined based primarily on fundamental analysis of a company's financial trends, products and services and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of its investment analysis but does not rely solely upon such rankings in making investment decisions.  The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments.  The portfolio managers seek to manage portfolio risk by constructing a portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”).  The Fund normally invests in the common stocks of approximately 25 to 40 companies.  The Fund may invest in companies across a broad capitalization range, including smaller companies, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index.  Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets.  The Fund may invest in pooled investment vehicles (including exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940).  The Fund may also invest in publicly traded real estate investment trusts and may lend its securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller , less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF's net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund's investment objective.  Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2012 through December 31, 2014 , the highest quarterly total return for Class A was 10.84% for the quarter ended March 31, 2013, and the lowest quarterly return was -0.66 % for the quarter ended March 31, 2014 .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2012 through December 31, 2014 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.66%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 3, 2012.  The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Select Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
Since Inception	rr_AverageAnnualReturnSinceInception	20.06%
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,035
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	952
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,035
Annual Return 2013	rr_AnnualReturn2013	29.30%
Annual Return 2014	rr_AnnualReturn2014	11.35%
1 Year	rr_AverageAnnualReturnYear01	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	17.13%
Eaton Vance Atlanta Capital Select Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	16.97%
Eaton Vance Atlanta Capital Select Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.50%
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	631
5 Years	rr_ExpenseExampleYear05	1,090
10 Years	rr_ExpenseExampleYear10	2,362
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	631
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,090
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,362
1 Year	rr_AverageAnnualReturnYear01	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	18.92%
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	565
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,263
1 Year	rr_AverageAnnualReturnYear01	11.59%
Since Inception	rr_AverageAnnualReturnSinceInception	19.73%

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2016 . Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.